Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 54,284,061.75
Total Fee Amount	7,496.63
Total Offset Amount	0.00
Net Fee	$ 7,496.63
Offering Table N/A
Offset Table N/A	N/A